Segments - Summary of segments banking by line of business (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
– Net interest income	€ 14,593	€ 14,000	€ 13,552
– Net fee and commission income	3,586	3,517	3,011
Total income	30,418	20,093	17,227
Addition to loan loss provisions	1,861	516	2,675
Total expenses	13,060	11,708	13,828
Result before tax	17,358	8,385	3,399
Taxation	5,130	2,306	1,070
Non-controlling interests	102	128	78
Net result	12,126	5,951	2,250
Adjustment of the EU IAS 39 carve out
Disclosure of operating segments [line items]
Taxation	(3,405)	(429)	176
Net result	(8,451)	(1,174)	234
Segments Banking Activities
Disclosure of operating segments [line items]
Net result	12,126	5,951	2,250
Segments Banking Activities | Net result IFRS-EU
Disclosure of operating segments [line items]
– Net interest income	13,756	13,615	13,604
– Net fee and commission income	3,586	3,517	3,011
– Total investment and other income	1,219	1,359	1,022
Total income	18,561	18,490	17,637
Operating expense	11,199	11,192	11,153
Addition to loan loss provisions	1,861	516	2,675
Total expenses	13,060	11,708	13,828
Result before tax	5,502	6,782	3,809
Taxation	1,725	1,877	1,246
Non-controlling interests	102	128	78
Net result	3,674	4,776	2,485
Segments Banking Activities | Adjustment of the EU IAS 39 carve out
Disclosure of operating segments [line items]
Net result	8,451	1,174	(234)
Retail Netherlands
Disclosure of operating segments [line items]
Non-controlling interests		0
Retail Netherlands | Segments Banking Activities
Disclosure of operating segments [line items]
Net result	1,474	1,437	1,556
Retail Netherlands | Segments Banking Activities | Net result IFRS-EU
Disclosure of operating segments [line items]
– Net interest income	2,888	3,290	3,511
– Net fee and commission income	892	771	681
– Total investment and other income	417	201	279
Total income	4,196	4,262	4,471
Operating expense	2,115	2,403	2,236
Addition to loan loss provisions	67	(76)	157
Total expenses	2,182	2,326	2,393
Result before tax	2,014	1,936	2,078
Taxation	540	499	523
Non-controlling interests	0		(1)
Net result	1,474	1,437	1,556
Retail Belgium
Disclosure of operating segments [line items]
Non-controlling interests		0
Retail Belgium | Segments Banking Activities
Disclosure of operating segments [line items]
Net result	151	437	71
Retail Belgium | Segments Banking Activities | Net result IFRS-EU
Disclosure of operating segments [line items]
– Net interest income	1,668	1,747	1,816
– Net fee and commission income	511	519	413
– Total investment and other income	(32)	209	145
Total income	2,147	2,475	2,373
Operating expense	1,786	1,667	1,737
Addition to loan loss provisions	139	225	514
Total expenses	1,924	1,892	2,251
Result before tax	223	583	122
Taxation	72	146	51
Non-controlling interests	0		0
Net result	151	437	71
Retail Germany | Segments Banking Activities
Disclosure of operating segments [line items]
Net result	696	529	615
Retail Germany | Segments Banking Activities | Net result IFRS-EU
Disclosure of operating segments [line items]
– Net interest income	1,666	1,447	1,587
– Net fee and commission income	437	497	437
– Total investment and other income	69	65	93
Total income	2,172	2,009	2,117
Operating expense	1,140	1,174	1,110
Addition to loan loss provisions	131	49	57
Total expenses	1,271	1,223	1,167
Result before tax	901	786	950
Taxation	202	252	331
Non-controlling interests	3	4	4
Net result	696	529	615
Retail Other 2 | Segments Banking Activities
Disclosure of operating segments [line items]
Net result	541	639	39
Retail Other 2 | Segments Banking Activities | Net result IFRS-EU
Disclosure of operating segments [line items]
– Net interest income	2,726	2,712	2,760
– Net fee and commission income	535	530	412
– Total investment and other income	402	361	89
Total income	3,663	3,602	3,261
Operating expense	2,516	2,452	2,469
Addition to loan loss provisions	302	202	593
Total expenses	2,818	2,654	3,063
Result before tax	845	949	199
Taxation	257	212	105
Non-controlling interests	47	98	55
Net result	541	639	39
Wholesale Banking | Net result IFRS-EU
Disclosure of operating segments [line items]
Result before tax	1,991	2,874	827
Wholesale Banking | Segments Banking Activities
Disclosure of operating segments [line items]
Net result	9,810	3,318	278
Wholesale Banking | Segments Banking Activities | Net result IFRS-EU
Disclosure of operating segments [line items]
– Net interest income	4,260	4,151	3,718
– Net fee and commission income	1,217	1,197	1,069
– Total investment and other income	849	568	609
Total income	6,325	5,916	5,396
Operating expense	3,114	2,926	3,218
Addition to loan loss provisions	1,220	117	1,351
Total expenses	4,334	3,042	4,568
Result before tax	1,991	2,874	827
Taxation	581	703	295
Non-controlling interests	52	26	20
Net result	1,358	2,144	512
Wholesale Banking | Segments Banking Activities | Adjustment of the EU IAS 39 carve out
Disclosure of operating segments [line items]
Net result	8,451	1,174
Corporate Line Banking
Disclosure of operating segments [line items]
Non-controlling interests		0
Corporate Line Banking | Net result IFRS-EU
Disclosure of operating segments [line items]
Result before tax	(473)	(345)	(367)
Corporate Line Banking | Segments Banking Activities
Disclosure of operating segments [line items]
Net result	(546)	(410)	(308)
Corporate Line Banking | Segments Banking Activities | Net result IFRS-EU
Disclosure of operating segments [line items]
– Net interest income	550	267	212
– Net fee and commission income	(6)	3	(1)
– Total investment and other income	(486)	(45)	(192)
Total income	58	226	18
Operating expense	529	570	383
Addition to loan loss provisions	2		2
Total expenses	531	570	385
Result before tax	(473)	(345)	(367)
Taxation	73	65	(58)
Non-controlling interests	1		0
Net result	€ (546)	€ (410)	€ (308)